Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 82,246	$ 82,013	$ 28,927
Held to maturity investment securities, at amortized cost (Note 2)	13,780	13,816	5,354
Available for sale investment securities, at fair value (Note 2)	35,557	28,597	41,058
Loans held for sale		100
Loans receivable (net of allowance for loan losses of $8,603 at March 31, 2014, $8,382 at December 31, 2013 and $7,941 at December 31, 2012 respectively) (Note 3)	646,583	621,830	520,792
Foreclosed real estate	829	829	962
Accrued interest receivable	2,344	2,360	2,109
Federal Home Loan Bank stock, at cost	4,834	4,834	4,442
Premises and equipment, net	8,060	7,060	2,518
Bank-owned life insurance	10,116	10,031
Other intangible assets	454	481
Deferred income taxes, net	5,514	5,845	2,798
Other assets	1,738	1,822	1,056
Total assets	812,055	779,618	610,016
Deposits
Noninterest bearing deposits	119,656	118,618	78,120
Interest bearing deposits	559,567	542,927	383,961
Total deposits	679,223	661,545	462,081
Advances from the Federal Home Loan Bank	59,000	44,000	91,000
Accrued expenses and other liabilities	2,726	4,588	5,401
Total liabilities	740,949	710,133	558,482
Commitments and contingencies
Shareholders' equity (Notes 4, 5 and 7)
Preferred stock, senior noncumulative perpetual, Series C, no par; 10,980 shares issued at March 31, 2014 December 31, 2013 and 2012, respectively; liquidation value of $1,000 per share	10,980	10,980	10,980
Common stock, no par value; 10,000,000 shares authorized, 3,891,690, 3,876,393 and 2,846,700 shares issued at March 31, 2014 and December 31, 2013 and 2012 respectively	52,446	52,105	38,117
Retained earnings	7,072	5,976	926
Accumulated other comprehensive income	608	424	1,511
Total shareholders' equity	71,106	69,485	51,534
Total liabilities and shareholders' equity	$ 812,055	$ 779,618	$ 610,016